Property, plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 13,037,192
Charge for the year	3,899,721	$ 2,745,549	$ 708,637
Property, plant and equipment at end of period	13,102,546	13,037,192
Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	20,409,341	9,503,113
Additions	5,781,689	13,917,067
Additions from acquisition (note 33(C))	14,632,568	70,192
Disposals	(509,459)	(936,833)
Exchange differences	(517,353)	154,856
Written off	(1,642,971)	(2,299,054)
Property, plant and equipment at end of period	(38,153,815)	20,409,341	9,503,113
Accumulated depreciation and impairment loss
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(7,372,149)	(4,809,795)
Additions from acquisition (note 33(C))	8,983,386
Charge for the year	5,986,888	4,288,115
Written back on disposal	(386,545)	(223,349)
Exchange differences	22,526	147,132
Written off	(1,374,745)	(1,649,544)
Impairment loss (note 8(c))	4,447,610
Property, plant and equipment at end of period	25,051,269	(7,372,149)	(4,809,795)
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,314,425
Property, plant and equipment at end of period	5,751,118	5,314,425
Right-of-use assets | Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	8,833,201	3,401,069
Additions	833,538	5,370,122
Additions from acquisition (note 33(C))	4,623,601
Disposals		(137,959)
Exchange differences	(180,180)	199,969
Written off	(40,080)
Property, plant and equipment at end of period	(14,070,080)	8,833,201	3,401,069
Right-of-use assets | Accumulated depreciation and impairment loss
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,518,776)	(1,857,471)
Additions from acquisition (note 33(C))	2,720,997
Charge for the year	2,087,167	1,542,566
Written back on disposal		(137,959)
Exchange differences	26,090	256,698
Written off	(34,068)
Property, plant and equipment at end of period	8,318,962	(3,518,776)	(1,857,471)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,439,265
Property, plant and equipment at end of period	2,479,519	2,439,265
Leasehold improvements | Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,898,422	1,205,969
Additions	598,672	2,702,786
Additions from acquisition (note 33(C))	3,102,189
Disposals	(30,492)
Exchange differences	(92,424)	(10,333)
Property, plant and equipment at end of period	(7,476,367)	3,898,422	1,205,969
Leasehold improvements | Accumulated depreciation and impairment loss
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,459,157)	(769,573)
Additions from acquisition (note 33(C))	2,199,166
Charge for the year	1,088,119	693,032
Written back on disposal	(24,776)	0
Exchange differences	(21,879)	(3,448)
Impairment loss (note 8(c))	297,061
Property, plant and equipment at end of period	4,996,848	(1,459,157)	(769,573)
Fixtures and furniture
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	22,048
Property, plant and equipment at end of period	14,494	22,048
Fixtures and furniture | Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	39,974	98,033
Additions	569	23,885
Additions from acquisition (note 33(C))		26,511
Exchange differences	(3,669)	(6,354)
Written off		(102,101)
Property, plant and equipment at end of period	(36,874)	39,974	98,033
Fixtures and furniture | Accumulated depreciation and impairment loss
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(17,926)	(70,865)
Charge for the year	10,582	25,697
Exchange differences	(6,128)	5,414
Written off		(84,050)
Property, plant and equipment at end of period	22,380	(17,926)	(70,865)
Office and lab equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,651,416
Property, plant and equipment at end of period	4,511,195	3,651,416
Office and lab equipment | Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,582,338	4,026,763
Additions	4,160,369	3,834,862
Additions from acquisition (note 33(C))	6,898,517	8,912
Disposals	(357,127)	(702,458)
Exchange differences	(158,913)	(15,493)
Written off	(438,530)	(1,570,248)
Property, plant and equipment at end of period	(15,686,654)	5,582,338	4,026,763
Office and lab equipment | Accumulated depreciation and impairment loss
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,930,922)	(1,737,854)
Additions from acquisition (note 33(C))	4,058,977
Charge for the year	2,287,110	1,544,258
Written back on disposal	(285,044)	(39,020)
Exchange differences	51,607	(115,726)
Written off	(176,672)	(1,196,444)
Impairment loss (note 8(c))	3,308,559
Property, plant and equipment at end of period	11,175,459	(1,930,922)	(1,737,854)
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	287,059
Property, plant and equipment at end of period	197,437	287,059
Computer equipment | Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	439,543	587,652
Additions	188,541	406,613
Additions from acquisition (note 33(C))		34,769
Disposals	(65,993)	(56,005)
Exchange differences	(37,044)	(9,116)
Written off	(6,320)	(524,370)
Property, plant and equipment at end of period	(518,727)	439,543	587,652
Computer equipment | Accumulated depreciation and impairment loss
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(152,484)	(364,695)
Charge for the year	127,052	182,186
Written back on disposal	(41,151)	(39,635)
Exchange differences	(13,907)	5,494
Written off	(5,964)	(360,256)
Impairment loss (note 8(c))	102,776
Property, plant and equipment at end of period	321,290	(152,484)	(364,695)
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	329,538
Property, plant and equipment at end of period	148,783	329,538
Motor vehicles | Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	453,182	183,627
Additions		316,462
Additions from acquisition (note 33(C))	8,261
Disposals	(55,847)	(40,411)
Exchange differences	(40,483)	(3,817)
Written off		(2,679)
Property, plant and equipment at end of period	(365,113)	453,182	183,627
Motor vehicles | Accumulated depreciation and impairment loss
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(123,644)	9,337
Additions from acquisition (note 33(C))	4,246
Charge for the year	136,524	123,192
Written back on disposal	(35,574)	(6,735)
Exchange differences	(12,510)	(1,300)
Written off		(850)
Property, plant and equipment at end of period	216,330	(123,644)	$ 9,337
Manufacturing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	993,441
Property, plant and equipment at end of period		993,441
Manufacturing equipment | Acquisition and manufacturing costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,162,681
Additions		1,262,337
Exchange differences	(4,640)
Written off	(1,158,041)	(99,656)
Property, plant and equipment at end of period		1,162,681
Manufacturing equipment | Accumulated depreciation and impairment loss
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(169,240)
Charge for the year	250,334	177,184
Exchange differences	(747)
Written off	(1,158,041)	(7,944)
Impairment loss (note 8(c))	$ 739,214
Property, plant and equipment at end of period		$ (169,240)